Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Goodwill
Goodwill, beginning of period	$ 301,368	$ 293,153
Additions	0	8,215
Goodwill, end of period	301,368	301,368
Core Deposit and Other Intangibles
Intangible assets, beginning of period	9,918	5,529
Additions	0	6,595
Amortization	(2,039)	(2,206)
Intangible assets, end of period	7,879	9,918
Total
Goodwill and intangible assets, beginning of period	311,286	298,682
Additions	0	14,810
Amortization	(2,039)	(2,206)
Goodwill and intangible assets, end of period	309,247	311,286
Increase in goodwill	301,368	293,153	$ 301,368	$ 301,368
Increase in finite-lived intangible assets	9,918	5,529	7,879	9,918
Decrease in other assets			210,989	196,494
Amortization expense for intangible assets	2,039	2,206
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020			1,984
2021			1,140
2022			804
2023			775
2024			$ 755
Restatement Adjustment | Acquisition of Businesses in Prior Years
Goodwill
Goodwill, beginning of period	7,135
Goodwill, end of period		7,135
Core Deposit and Other Intangibles
Intangible assets, beginning of period	5,106
Amortization		(1,500)
Intangible assets, end of period		5,106
Total
Amortization		(1,500)
Increase in goodwill	7,135	7,135		7,135
Increase in finite-lived intangible assets	$ 5,106	5,106		5,106
Decrease in other assets				$ (12,241)
Amortization expense for intangible assets		$ 1,500